US SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


 1.      Name and Address of Issuer:
                                Landmark Fixed Income Funds
                                6 St. James Avenue, 9th Floor
                                Boston, Massachusetts  02116

 2.      Name of each series or class of funds for which this notice is filed:

                                Landmark U.S. Government Income Fund

 3.      Investment Company Act File Number:

                                811-5033

         Securities Act File Number:
                                33-6540

 4.      Last day of fiscal year for which this notice is filed:

                                December 31, 1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                [  ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           2,722,257.247 shares               $26,188,114.72

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                           2,684,911.852 shares               $25,828,852.02

 9. Number and aggregate sale price of securities sold during the fiscal year:

                           187,459.904 shares                 $1,803,127.56

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                           0 shares                           $0.00

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                           161,736.908 shares                 $1,549,809.76



12.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year in
                 reliance on rule 24f-2 (from Item 10):
                                                                         $0.00

         (ii)    Aggregate price of shares issued in
                 connection with dividend reinvestment
                 plans (from Item 11, if applicable):
                                                              +  $1,549,809.76

         (iii)   Aggregate price of shares redeemed
                 or repurchased during the fiscal
                 year (if applicable):
                                                               - $1,549,809.76

         (iv)    Aggregate  price of shares  redeemed
                 or repurchased and previously applied
                 as a reduction to filing fees pursuant
                 to rule 24e-2 (if applicable)                +_______________

         (v)     Net aggregate price of securities sold
                 and issued during the fiscal year in
                 reliance on rule 24f-2 [line (i), plus
                 line (ii), less line (iii), plus line
                 (iv)] (if applicable):
                                                                         $0.00

         (vi)    Multiplier prescribed by Section 6(b)
                 of the Securities Act of 1933 or other
                 applicable law or regulation (see
                 Instruction C.6):
                                                              X     0.00030303

         (vii)   Fee due [line (i) or line (v)
                 multiplied by line (vi)]:
                                                                         $0.00

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   Signatures

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

         By (Signature and Title)*: John R. Elder
                                    John R. Elder, Treasurer
         Date:                      February 21, 1997

  *Please print the name and title of the signing officer below the signature.